Cover	May 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2025
Entity File Number	001-41070
Entity Registrant Name	Graphjet Technology
Entity Central Index Key	0001879373
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 3895, Lorong 6D
Entity Address, Address Line Two	Kampung Baru Subang
Entity Address, Address Line Three	Seksyen U6
Entity Address, City or Town	Shah Alam
Entity Address, Country	MY
Entity Address, Postal Zip Code	40150
City Area Code	+60
Local Phone Number	018 272 7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false